Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,894,782.28
Total Fee Amount	675.97
Total Offset Amount	0.00
Net Fee	$ 675.97
Offering Table N/A
Offset Table N/A	N/A